INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss) before taxes
Domestic		$ 198,008	$ 168,668	$ (59,797)
Foreign	[1]	3,760	41,930	18,392
PROFIT (LOSS) BEFORE INCOME TAX		$ 201,768	$ 210,598	$ (41,405)

[1]	Foreign are provisions related to Tower's Japanese and US subsidiaries.